UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7502

Dreyfus International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	02/28/2014

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for the remaining series as appropriate.

Dreyfus Emerging Markets Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Fund
February 28, 2014 (Unaudited)

Common Stocks--95.8%	Shares		Value ($)
Brazil--14.1%
Banco Santander Brasil, ADS	2,779,450		13,786,072
BM&FBOVESPA	591,100		2,538,598
Brasil Insurance Participacoes e Administracao	657,700		4,448,714
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	547,160		5,072,173
EDP - Energias do Brasil	1,281,100		4,879,080
Gerdau, ADR	387,420		2,421,375
Grupo BTG Pactual	447,100		5,203,693
Itau Unibanco Holding, ADR	961,065		12,801,386
JBS	980,300		3,135,622
Magnesita Refratarios	1,699,600		3,950,451
Petroleo Brasileiro, ADR	2,170,460		24,309,152
Sul America	424,862		2,712,521
Telefonica Brasil, ADR	304,210		5,673,517
Vale, ADR	311,140		4,408,854
			95,341,208
Chile--.1%
Banco Santander Chile, ADR	21,790		470,228
China--14.4%
Air China, Cl. H	1,116,000		727,649
Anhui Conch Cement, Cl. H	1,957,000		7,136,492
Baoxin Auto Group	1,272,000		1,048,998
Beijing Capital International Airport, Cl. H	9,158,000		6,938,817
China Communications Services, Cl. H	8,202,000		3,857,626
China Construction Bank, Cl. H	21,185,399		14,550,280
China Life Insurance, Cl. H	1,930,000		5,645,347
China Machinery Engineering, Cl. H	2,909,000		2,125,369
China Railway Group, Cl. H	9,193,000		3,992,038
China ZhengTong Auto Services Holdings	3,230,500	a	1,806,621
CNOOC	4,652,000		7,624,903
Dongfang Electric, Cl. H	3,035,400		4,857,860

Dongfeng Motor Group, Cl. H	4,084,000		5,567,739
Guangzhou Automobile Group, Cl. H	3,521,603		3,267,235
Industrial & Commercial Bank of China, Cl. H	18,833,590		11,284,792
Lianhua Supermarket Holdings, Cl. H	8,341,000		4,481,895
PICC Property & Casualty, Cl. H	4,416,680		6,032,666
Sinotrans, Cl. H	4,187,500		1,866,975
Weiqiao Textile, Cl. H	2,673,100		1,439,789
Zhejiang Expressway, Cl. H	3,594,000		3,153,789
			97,406,880
Hong Kong--8.7%
China Mobile	807,500		7,673,828
China Mobile, ADR	67,910		3,229,121
China Power International Development	7,090,872		2,357,365
China Resources Power Holdings	1,951,000		4,711,231
COSCO Pacific	5,995,340		8,034,422
Global Bio-Chem Technology Group	39,916,980	a	2,520,352
iShares FTSE A50 China Index ETF	5,677,900		6,153,061
NWS Holdings	4,832,789		7,584,948
Parkson Retail Group	26,630,500		7,412,088
Shanghai Industrial Holdings	2,591,000		8,830,811
			58,507,227
Hungary--1.3%
OTP Bank	285,354		5,069,169
Richter Gedeon	197,220		3,513,175
			8,582,344
India--11.8%
Bharat Heavy Electricals	2,164,052		5,857,046
Grasim Industries	24,020		974,757
Hindustan Petroleum	1,273,195		5,405,506
ICICI Bank	242,270		4,013,690
ICICI Bank, ADR	52,734		1,881,549
India Cements	7,417,229		6,630,074
Jubilant Life Sciences	834,301		1,669,813
Maruti Suzuki India	33,402		839,309
NMDC	3,104,759		6,386,847
Oriental Bank of Commerce	810,233		2,185,721
Power Grid Corporation of India	4,774,041		7,271,880
Punjab National Bank	388,493		3,461,211

Reliance Industries	1,054,920		13,614,525
Rolta India	2,776,356		3,395,414
Sesa Sterlite	1,268,950		3,637,124
State Bank of India	361,740		8,948,659
Steel Authority of India	3,961,270		3,544,173
			79,717,298
Indonesia--.3%
Aneka Tambang Persero	7,396,500		662,620
Bank Negara Indonesia Persero	4,337,300		1,699,950
			2,362,570
Malaysia--.8%
CIMB Group Holdings	2,488,623		5,438,285
Mexico--1.5%
Alpek	816,440		1,385,284
America Movil, ADR, Ser. L	125,950		2,439,652
Consorcio ARA	4,679,900		1,764,568
Controladora Vuela Compania De Aviacion	485,085		4,501,589
			10,091,093
Poland--1.3%
Asseco Poland	139,601		2,290,826
Energa	648,130		3,784,638
Powszechna Kasa Oszczednosci Bank Polski	182,806		2,677,754
			8,753,218
Russia--5.4%
Gazprom, ADR	1,973,911		15,199,115
JKX Oil & Gas	1,322,961	a	1,362,439
Mobile Telesystems, ADR	248,010		4,270,732
Rosneft, GDR	1,644,200		11,098,350
Sberbank of Russia, ADR	425,070		4,382,472
			36,313,108
South Africa--2.8%
AngloGold Ashanti	51,710		915,036
Barclays Africa Group	673,506		8,292,913
JD Group	1,418,063		2,993,297
Murray & Roberts Holdings	1,150,602	a	2,671,284
Standard Bank Group	354,828		4,059,932
			18,932,462
South Korea--20.3%

Hite Jinro	281,775		6,203,009
Hyundai Development Co-Engineering & Construction	104,870		2,873,487
Hyundai Mobis	4,783		1,404,656
Hyundai Motor	48,497		11,130,459
KB Financial Group	466,440		17,434,151
Kia Motors	76,435		3,966,744
Korea Electric Power	499,065		17,297,803
KT	37,370		1,062,463
KT, ADR	284,650		4,007,872
LG Electronics	118,987		6,788,111
Mirae Asset Securities	107,740		3,830,195
NongShim	11,366		3,183,545
POSCO	26,414		7,027,237
POSCO, ADR	18,330		1,220,045
Samsung Electronics	21,813		27,565,093
Samsung Fire & Marine Insurance	20,537		4,530,645
Shinhan Financial Group	146,430		6,097,249
Shinsegae	33,391		7,053,556
SK Telecom	1,418		287,585
SK Telecom, ADR	70,890		1,586,518
Tongyang Life Insurance	287,485		2,719,999
			137,270,422
Taiwan--9.1%
Advanced Semiconductor Engineering	4,794,840		4,747,680
Compal Electronics	7,145,000		4,834,395
CTBC Financial Holding	599,276		386,687
First Financial Holding	14,774,535		8,801,913
Hon Hai Precision Industry	3,546,819		9,833,415
Nan Ya Printed Circuit Board	5,223,220	a	6,344,132
Powertech Technology	588,000		820,925
Radiant Opto-Electronics	413,600		1,679,081
Shin Kong Financial Holding	8,298,620		2,738,999
Siliconware Precision Industries, ADR	428,450		2,716,373
Simplo Technology	833,000		3,752,871
Taiwan Semiconductor Manufacturing	1,967,638		7,013,826
Transcend Information	908,940		2,772,000
United Microelectronics	13,101,845		5,318,922
			61,761,219

Thailand--2.5%
Bangkok Bank	1,539,160		8,090,910
Kasikornbank	1,292,100		6,851,595
Thai Oil	1,259,800		2,007,957
			16,950,462
Turkey--1.0%
Asya Katilim Bankasi	2,470,130	a	1,329,920
Turkiye Garanti Bankasi	1,151,070		3,155,971
Turkiye Halk Bankasi	398,080		1,954,154
Turkiye Sise ve Cam Fabrikalari	1		1
			6,440,046
United Arab Emirates--.4%
Emaar Properties	1,182,470		2,929,615
Total Common Stocks
(cost $704,396,785)			647,267,685

Preferred Stocks--.5%
Brazil
Bradespar	250,300		2,274,824
Gerdau	159,500		982,271
Total Preferred Stocks
(cost $3,503,254)			3,257,095

Other Investment--2.6%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $17,830,000)	17,830,000	[b]	17,830,000

Total Investments (cost $725,730,039)	98.9%		668,354,780
Cash and Receivables (Net)	1.1%		7,586,182
Net Assets	100.0%		675,940,962

ADR - American Depository Receipts
ADS - American Depository Shares
ETF - Exchange-Traded Fund
GDR - Global Depository Receipts

a Non-income producing security.

b Investment in affiliated money market mutual fund.

At February 28, 2014, net unrealized depreciation on investments was $57,375,259 of which $60,124,921 related to appreciated investment securities and $117,500,180 related to depreciated investment securities. At February 28, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	30.0
Information Technology	13.3
Energy	11.9
Industrial	9.5
Materials	7.9
Consumer Discretionary	7.4
Utilities	6.7
Telecommunications	5.0
Consumer Staples	2.9
Money Market Investment	2.6
Exchange-Traded Funds	.9
Health Care	.8
98.9

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
February 28, 2014 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Cost ($)	Value ($)	Appreciation ($)
Purchases:

Hong Kong Dollar,
Expiring
3/3/2014[a]	1,227,566	158,165	158,180	15

Sales:		Proceeds ($)

South African Rand,
Expiring:
3/3/2014[b]	4,479,594	416,660	416,000	660
3/3/2014[c]	4,075,650	380,484	378,488	1,996

Gross Unrealized Appreciation				2,671

Counterparties:

a Citigroup
b Goldman Sachs International
c Morgan Stanley Capital Services

The following is a summary of the inputs used as of February 28, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	641,114,624	-	-	641,114,624
Equity Securities - Foreign Preferred Stocks+	3,257,095	-	-	3,257,095
Exchange-Traded Funds	6,153,061	-	-	6,153,061
Mutual Funds	17,830,000	-	-	17,830,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	2,671	-	2,671

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the
amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities
(Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level
1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.
For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as
Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of deriv-
ative instrument that was held by the fund at period end
is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.
When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.
With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus International Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 24, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	April 24, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)